LONG-TERM PREPAYMENTS	12 Months Ended
Feb. 28, 2014
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

9.                                      LONG-TERM PREPAYMENTS

In December 2013, the Group entered into a common share purchase agreement to acquire equity ownership of a company engaged in providing preschool educational information service with total cash consideration of $989,454. The consideration was paid in full in January 2014. The closing of the transaction is expected to be completed in early fiscal year 2015.